Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Accumulated depreciation on property, plant and equipment	$ 296,254	$ 248,939
Debt discount current	52,744
Debt discount non current	$ 102,680	$ 110,193
Convertible supervoting preferred share par value	$ 0.001	$ 0.001
Convertible supervoting preferred shares authorized	10,000,000	10,000,000
Convertible supervoting preferred shares outstanding	5,850,000	5,850,000
Convertible preferred series B shares par value	$ 0.001	$ 0.001
Convertible preferred series B shares authorized	2,000,000	2,000,000
Convertible preferred series B shares outstanding	626,532	610,332
Preferred shares par value	$ 0.001	$ 0.001
Preferred shares authorized	3,000,000	3,000,000
Common shares par value	$ 0.001	$ 0.001
Common shares authorized	2,500,000,000	2,500,000,000
Common shares outstanding	454,348,797	430,149,464